Annual Fund Operating Expenses - Core Alternative ETF - Core Alternative ETF Class	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[1]
Expenses (as a percentage of Assets)	1.29%

[1]	“Other Expenses” include interest expense. Interest expense is borne by the Fund separately from the management fees paid to the Adviser.